RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS	12 Months Ended
Dec. 31, 2022
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

24.    RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

Pursuant to regulations set by the Argentine Central Bank, 20% of the profits for the year, net of possible prior year adjustments, were applicable, are to be allocated to the Legal Reserve.

Pursuant to the amended text on distributions of dividends, financial entities shall comply with a series of requirements, as follows: i) They shall not be subject to the provisions of Sections 34 and 35 bis of the Financial Institutions Law; ii) No liquidity assistance loans shall have been granted to them; iii) they shall be in compliance with information regimes; iv) they shall not record shortfalls in the compiled minimum capital (without computing for such purposes the effects of the individual exemptions granted by the Superintendence of Financial and Foreign Exchange Institutions) or minimum cash, v) they shall have complied with additional capital margin when applicable.

The entities not facing any of these situations may distribute dividends in accordance with provisions set forth in said amended text, provided the entity´s liquidity or solvency is not jeopardized.

On March 9, 2023, through Communication “A” 7719, the Central Bank authorized financial entities to distribute results for up to 40% of the accumulated retained earnings until December 31, 2022. This distribution could be made from April 1, 2023, until December 31, 2023, prior Central Bank approval, in 6 equal, monthly and consecutive installments.

Our shareholders' equity under the rules of the Argentine Central Bank comprise the following captions:

12/31/2022
Capital stock	444,411
Inflation adjustment of capital stock	8,794,281
Paid in capital	84,849,949
Treasury shares	12,311
Inflation adjustment of treasury shares	820,226
Cost of treasury shares	(1,383,270)
Legal reserve	1,035,973
Other reserves	5,164,443
Retained earnings	(7,931,870)
Other comprehensive Income	1,034,262
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	92,840,716